15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk

At December 31, the following off balance sheet financial instruments representing credit risk were outstanding:

	Contract or
	Notional Amount
	2014	2013

Unused portions of home equity lines of credit	$23,519,696	$21,961,527
Other commitments to extend credit	59,558,700	41,230,202
Residential construction lines of credit	2,308,167	2,010,417
Commercial real estate and other construction lines of credit	15,894,462	15,592,702
Standby letters of credit and commercial letters of credit	1,714,382	1,655,469
Recourse on sale of credit card portfolio	265,650	276,650
MPF credit enhancement obligation, net (see Note 16)	1,007,250	1,543,211